Other Reserves - Summary of Other Reserves Attributable to Royal Dutch Shell Plc Shareholders (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders		$ (21,490)	$ (2,307)	$ 2,143	$ (23,797)	$ 6,465
Repurchases of shares					(1,214)	(5,021)
Total
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			14,451		14,451	16,615
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders					(5,642)	(2,534)
Transfer from other comprehensive income					17	(102)
Repurchases of shares	[1]				6	12
Share-based compensation					(324)	(276)
Ending balance		8,508		13,715	8,508	13,715
Merger reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			37,298		37,298	37,298
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders					0	0
Transfer from other comprehensive income					0	0
Repurchases of shares					0	0
Share-based compensation					0	0
Ending balance		37,298		37,298	37,298	37,298
Share premium reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			154		154	154
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders					0	0
Transfer from other comprehensive income					0	0
Repurchases of shares					0	0
Share-based compensation					0	0
Ending balance		154		154	154	154
Capital redemption reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			123		123	95
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders					0	0
Transfer from other comprehensive income					0	0
Repurchases of shares					6	12
Share-based compensation					0	0
Ending balance		129		107	129	107
Share plan reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			1,049		1,049	1,098
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders					0	0
Transfer from other comprehensive income					0	0
Repurchases of shares					0	0
Share-based compensation					(324)	(276)
Ending balance		725		821	725	821
Accumulated other comprehensive income
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			$ (24,173)		(24,173)	(22,030)
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders					(5,642)	(2,534)
Transfer from other comprehensive income					17	(102)
Repurchases of shares					0	0
Share-based compensation					0	0
Ending balance		$ (29,798)		$ (24,664)	$ (29,798)	$ (24,664)

[1]	See Note 5 “Other reserves”.